Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

Reportable segment information is presented as follows.

	At March 31, 2026
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	10,430.6	125.4	—	10,556.0
Ancillary revenue	4,987.9	0.4	—	4,988.3
Inter-segment revenue	802.2	1,551.5	(2,353.7)	—
Segment revenue	16,220.7	1,677.3	(2,353.7)	15,544.3

Reportable segment profit after income tax (i)	2,110.2	63.5	—	2,173.7

Other segment information:
Depreciation	(1,334.9)	(38.5)	—	(1,373.4)
Finance expense	(31.9)	(5.9)	—	(37.8)
Finance and other income	117.8	—	—	117.8
Capital expenditure	(1,725.9)	(75.3)	—	(1,801.2)
Staff costs	(1,174.0)	(682.5)	—	(1,856.5)

Reportable segment assets	19,395.5	352.2	—	19,747.7
Reportable segment liabilities	9,147.1	499.2	—	9,646.3

	At March 31, 2025
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	9,120.6	109.2	—	9,229.8
Ancillary revenue	4,718.7	—	—	4,718.7
Inter-segment revenue	758.5	1,472.0	(2,230.5)	—
Segment revenue	14,597.8	1,581.2	(2,230.5)	13,948.5

Reportable segment profit after income tax	1,541.0	70.6	—	1,611.6

Other segment information:
Depreciation	(1,175.1)	(39.3)	—	(1,214.4)
Finance expense	(58.6)	(7.9)	—	(66.5)
Finance and other income	290.5	—	—	290.5
Capital expenditure	(1,278.1)	(73.8)	—	(1,351.9)
Staff costs	(1,113.5)	(637.6)	—	(1,751.1)

Reportable segment assets	17,199.2	307.8	—	17,507.0
Reportable segment liabilities	9,936.7	533.4	—	10,470.1

	At March 31, 2024
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	9,037.7	107.4	—	9,145.1
Ancillary revenue	4,298.7	—	—	4,298.7
Inter-segment revenue	744.6	1,366.1	(2,110.7)	—
Segment revenue	14,081.0	1,473.5	(2,110.7)	13,443.8

Reportable segment profit after income tax	1,860.0	57.1	—	1,917.1

Other segment information:
Depreciation	(1,018.0)	(41.5)	—	(1,059.5)
Finance expense	(74.7)	(8.3)	—	(83.0)
Finance income	144.8	—	—	144.8
Capital expenditure	(1,926.6)	(42.7)	—	(1,969.3)
Staff costs	(931.2)	(568.8)	—	(1,500.0)

Reportable segment assets	16,867.5	308.1	—	17,175.6
Reportable segment liabilities	8,948.7	612.7	—	9,561.4

(i) Reportable segment profit after income tax in FY26 includes an exceptional charge of €85m (approx. 33%) for Italian AGCM fine.

The expense line items not presented in the tables above are incurred by Ryanair DAC and as such have not been presented across the segments. Prior year comparatives have been updated to align with current year presentation.

Schedule of geographical information for revenue by country of origin

	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Italy	3,360.7	2,969.4	2,853.3
Spain	2,698.8	2,476.5	2,416.2
United Kingdom	2,272.9	2,044.6	2,031.0
Ireland	896.6	757.4	791.0
Other	6,315.3	5,700.6	5,352.3
Total revenue	15,544.3	13,948.5	13,443.8